Contract obligations	12 Months Ended
Dec. 31, 2021
Contract obligations
Contract Obligations

11. Contract Obligations

In December, 2020, the Company received a deposit of US$100,000 to sell pre-existing SFD® data. The SFD® data was delivered to the customer in the second quarter of 2021.

	December 31,	December 31,
	2021	2020
Contract obligations	$-	$127,507